SPDR® SERIES TRUST

(the “Trust”)

SPDR® BofA Merrill Lynch Crossover Corporate Bond ETF

Supplement dated April 28, 2015 to the Prospectuses and Statement of Additional

Information (the “SAI”) dated as of October 31, 2014, as supplemented

On or about May 12, 2015 (the “Effective Date”), the ticker CJNK will become the new ticker for SPDR® BofA Merrill Lynch Crossover Corporate Bond ETF (the “Fund”).

Accordingly, as of the Effective Date, all references to the ticker XOVR for the Fund in its Prospectuses and SAI are hereby deleted and replaced with CNJK.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CJNKSUPP1